Convertible Notes (Details)			12 Months Ended
	Jul. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 AUD ($)
Convertible Notes [Line Items]
Stock Issued During Period, Value, Conversion of Units		$ 1,514,928		$ 6,423,308
Initial Public Offering Price Discounted Percentage			25.00%
Percentage Of Discount On Purchase Amount			20.00%
Percentage Of Discount On Investment Percentage			20.00%
Divided amount			$ 2.3			$ 3.313
Aggregate amount	$ 1,514,928	$ 1,514,928		1,514,928
Percentage of converted price	25.00%
Converted into ordinary shares | shares	504,976
Change in the fair value of conversion			504,976
Convertible Debt [Member]
Convertible Notes [Line Items]
Change in the fair value of conversion			$ 504,976